Financial risk management - Disclosure of internal credit exposures explanatory (Detail)	Dec. 31, 2019
Standard Grade [Member] | Commercial Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.49%
Credit cards [member] | Substandard grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.78%
Credit cards [member] | Standard Grade [Member] | Personal Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.49%
Credit cards [member] | Standard Grade [Member] | Personal Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.77%
Credit cards [member] | High Grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.48%
Mortgages [member] | Substandard grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.39%
Mortgages [member] | Standard Grade [Member] | Personal Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.18%
Mortgages [member] | Standard Grade [Member] | Personal Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.38%
Mortgages [member] | High Grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.17%
Payroll Loans [Member] | Substandard grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.28%
Payroll Loans [Member] | Standard Grade [Member] | Personal Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.62%
Payroll Loans [Member] | Standard Grade [Member] | Personal Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.27%
Payroll Loans [Member] | High Grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.61%
Consumers [member] | Substandard grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.64%
Consumers [member] | Standard Grade [Member] | Personal Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.27%
Consumers [member] | Standard Grade [Member] | Personal Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	19.63%
Consumers [member] | High Grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	8.26%
Loans to consumers [member] | Substandard grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.91%
Loans to consumers [member] | Standard Grade [Member] | Personal Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.57%
Loans to consumers [member] | Standard Grade [Member] | Personal Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	10.90%
Loans to consumers [member] | High Grade [Member] | Personal Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.56%
Segements S1 and S2 [Member] | Substandard grade [Member] | SmallBusinessBanking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	16.12%
Segements S1 and S2 [Member] | Standard Grade [Member] | SmallBusinessBanking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.02%
Segements S1 and S2 [Member] | Standard Grade [Member] | SmallBusinessBanking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	16.11%
Segements S1 and S2 [Member] | High Grade [Member] | SmallBusinessBanking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	6.01%
Segements S3 [Member] | Substandard grade [Member] | SmallBusinessBanking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.92%
Segements S3 [Member] | Standard Grade [Member] | SmallBusinessBanking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.27%
Segements S3 [Member] | Standard Grade [Member] | SmallBusinessBanking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.91%
Segements S3 [Member] | High Grade [Member] | SmallBusinessBanking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	3.26%
Corporate [member] | Substandard grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.57%
Corporate [member] | Standard Grade [Member] | Commercial Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.81%
Corporate [member] | Standard Grade [Member] | Commercial Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.56%
Corporate [member] | High Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	1.80%
Institutional [Member] | Substandard grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.50%
Institutional [Member] | Standard Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.50%
Institutional [Member] | High Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	0.50%
Companies [Member] | Substandard grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.35%
Companies [Member] | Standard Grade [Member] | Commercial Banking [Member] | Bottom of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.24%
Companies [Member] | Standard Grade [Member] | Commercial Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	5.34%
Companies [Member] | High Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	2.23%
Real Estate Loans [Member] | Substandard grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.12%
Real Estate Loans [Member] | Standard Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.47%
Real Estate Loans [Member] | Standard Grade [Member] | Commercial Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	7.11%
Real Estate Loans [Member] | High Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	4.46%
Other Commercial Loans [Member] | Substandard grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.78%
Other Commercial Loans [Member] | Standard Grade [Member] | Commercial Banking [Member] | Top of range [member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	20.77%
Other Commercial Loans [Member] | High Grade [Member] | Commercial Banking [Member]
Disclosure of internal credit grades [line items]
Probability Of Default Range Percentage	9.48%